Taxes on Income (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic taxes:
Current taxes	$ (594)	$ (70)	$ (113)
Foreign taxes:
Current taxes	1,103	899	879
Deferred taxes	(125)	(181)	(57)
Foreign	978	718	822
Taxes on income	$ 384	$ 648	$ 709